Pay vs Performance Disclosure - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 02, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The following tables and related disclosures provide information about (i) the “total compensation” of our principal executive officers (“PEO 1” and “PEO 2” and, collectively, the “PEOs”) and our other named executive officers (the “Other NEOs”) as presented in the “Summary Compensation Table” on page 48 (the “SCT Amounts”), (ii) the “compensation actually paid” to our PEOs and our Other NEOs, as calculated pursuant to the SEC’s pay-versus-performance rules (the “CAP Amounts”), (iii) certain financial performance measures, and (iv) the relationship of the CAP Amounts to those financial performance measures.
This disclosure has been prepared in accordance with Item 402(v) of Regulation S-K under the Exchange Act and does not necessarily reflect value actually realized by the executives or how our Compensation Committee evaluates compensation decisions in light of company or individual performance. For discussion of how our Compensation Committee seeks to align pay with performance when making compensation decisions, please review “Compensation Discussion and Analysis” beginning on page 29.
	PEO 1	PEO 1	PEO 2	PEO 2			Value of Initial Fixed $100 Investment Based On:
Fiscal Year	Summary Compensation Table Total for PEO 1	Compensation Actually Paid to PEO 1	Summary Compensation Table Total for PEO 2	Compensation Actually Paid to PEO 2	Average Summary Compensation Table Total for Other NEOs	Average Compensation Actually Paid to Other NEOs	Total Shareholder Return	Peer Group Total Shareholder Return	Net Income ($ in thousands)
(a)	(b)	(c)	(b)	(c)	(d)	(e)	(f)	(g)	(h)
2023	$338,200	($4,717,018)	$39,491,495	$18,206,997	$3,530,255	$203,774	$80	$115	($615,061)
2022	$7,479,898	$3,498,740	$0	$0	$4,044,309	$1,084,615	$201	$111	$515,837
2021	$20,682,838	$15,032,868	$0	$0	$5,685,910	$6,198,242	$333	$125	$528,584
2020	$994,883	$34,542,658	$0	$0	$1,431,729	$6,929,113	$213	$126	($298,665)
(1)
Dr. Scangos is our PEO 1 (all years) and Dr. De Backer is our PEO 2 (2023). Our Other NEOs were Jeffrey Calcagno, M.D. (2023), Johanna Friedl-Naderer (2022 and 2023), Ann (Aine) Hanly (2021, 2022 and 2023), Howard Horn (all years), Michael Kamarck, Ph.D. (2020), Sung Lee (2023), Phillip Pang, M.D., PhD. (2021, 2022 and 2023), Steven Rice (2020 and 2023), and Herbert (Skip) Virgin, M.D., Ph.D. (2020, 2021 and 2022).

(2)
The following table describes the adjustments, each of which is prescribed by SEC rule, to calculate the CAP Amounts from the SCT Amounts. The SCT Amounts and the CAP Amounts do not reflect the actual amount of compensation earned by or paid to our executives during 2023, but rather are amounts determined in accordance with Item 402 of Regulation S-K under the Exchange Act.

Adjustments
Prior FYE Current FYE Fiscal Year	PEO 1 12/31/2022 12/31/2023 2023	PEO 2 12/31/2022 12/31/2023 2023	Other NEOs* 12/31/2022 12/31/2023 2023
SCT Total	$338,200	$39,491,495	$3,530,255
- Change in Pension Value and Above Market Non-Qualified Deferred Compensation	$0	$0	($23,629)
+ Pension Service Cost	$0	$0	$23,629
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$0	($35,023,955)	($2,741,122)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$0	$13,739,457	$823,985
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	($4,520,340)	$0	($678,798)
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	$0	$0
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	($534,878)	$0	($67,578)
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0	($662,969)
+ Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$0	$0	$0
Compensation Actually Paid	($4,717,018)	$18,206,997	$203,774
*	Amounts presented are averages for the entire group of Other NEOs.
Valuation assumptions used to calculate fair values did not materially differ from those used to calculate fair values at the time of grant as reflected in the SCT Amounts.

Named Executive Officers, Footnote
(1)
Dr. Scangos is our PEO 1 (all years) and Dr. De Backer is our PEO 2 (2023). Our Other NEOs were Jeffrey Calcagno, M.D. (2023), Johanna Friedl-Naderer (2022 and 2023), Ann (Aine) Hanly (2021, 2022 and 2023), Howard Horn (all years), Michael Kamarck, Ph.D. (2020), Sung Lee (2023), Phillip Pang, M.D., PhD. (2021, 2022 and 2023), Steven Rice (2020 and 2023), and Herbert (Skip) Virgin, M.D., Ph.D. (2020, 2021 and 2022).

Peer Group Issuers, Footnote
(1)	The peer group is Nasdaq Biotechnology Index.

Adjustment To PEO Compensation, Footnote
(2)
The following table describes the adjustments, each of which is prescribed by SEC rule, to calculate the CAP Amounts from the SCT Amounts. The SCT Amounts and the CAP Amounts do not reflect the actual amount of compensation earned by or paid to our executives during 2023, but rather are amounts determined in accordance with Item 402 of Regulation S-K under the Exchange Act.

Adjustments
Prior FYE Current FYE Fiscal Year	PEO 1 12/31/2022 12/31/2023 2023	PEO 2 12/31/2022 12/31/2023 2023	Other NEOs* 12/31/2022 12/31/2023 2023
SCT Total	$338,200	$39,491,495	$3,530,255
- Change in Pension Value and Above Market Non-Qualified Deferred Compensation	$0	$0	($23,629)
+ Pension Service Cost	$0	$0	$23,629
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$0	($35,023,955)	($2,741,122)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$0	$13,739,457	$823,985
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	($4,520,340)	$0	($678,798)
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	$0	$0
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	($534,878)	$0	($67,578)
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0	($662,969)
+ Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$0	$0	$0
Compensation Actually Paid	($4,717,018)	$18,206,997	$203,774
*	Amounts presented are averages for the entire group of Other NEOs.
Valuation assumptions used to calculate fair values did not materially differ from those used to calculate fair values at the time of grant as reflected in the SCT Amounts.

Non-PEO NEO Average Total Compensation Amount			$ 3,530,255	$ 4,044,309	$ 5,685,910	$ 1,431,729
Non-PEO NEO Average Compensation Actually Paid Amount			$ 203,774	1,084,615	6,198,242	6,929,113
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The following table describes the adjustments, each of which is prescribed by SEC rule, to calculate the CAP Amounts from the SCT Amounts. The SCT Amounts and the CAP Amounts do not reflect the actual amount of compensation earned by or paid to our executives during 2023, but rather are amounts determined in accordance with Item 402 of Regulation S-K under the Exchange Act.

Adjustments
Prior FYE Current FYE Fiscal Year	PEO 1 12/31/2022 12/31/2023 2023	PEO 2 12/31/2022 12/31/2023 2023	Other NEOs* 12/31/2022 12/31/2023 2023
SCT Total	$338,200	$39,491,495	$3,530,255
- Change in Pension Value and Above Market Non-Qualified Deferred Compensation	$0	$0	($23,629)
+ Pension Service Cost	$0	$0	$23,629
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$0	($35,023,955)	($2,741,122)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$0	$13,739,457	$823,985
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	($4,520,340)	$0	($678,798)
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	$0	$0
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	($534,878)	$0	($67,578)
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0	($662,969)
+ Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$0	$0	$0
Compensation Actually Paid	($4,717,018)	$18,206,997	$203,774
*	Amounts presented are averages for the entire group of Other NEOs.
Valuation assumptions used to calculate fair values did not materially differ from those used to calculate fair values at the time of grant as reflected in the SCT Amounts.

Compensation Actually Paid vs. Total Shareholder Return
The following charts show graphically the relationships over the past three years of the CAP Amounts for our PEOs and Other NEOs as compared to our cumulative total shareholder return (“TSR”), Peer Group TSR and net income, as well as the relationship between TSR and Peer Group TSR:
Compensation Actually Paid versus TSR and Peer Group TSR(1)

(1)	The peer group is Nasdaq Biotechnology Index.

Compensation Actually Paid vs. Net Income
The following charts show graphically the relationships over the past three years of the CAP Amounts for our PEOs and Other NEOs as compared to our cumulative total shareholder return (“TSR”), Peer Group TSR and net income, as well as the relationship between TSR and Peer Group TSR:
Compensation Actually Paid versus Net Income

Total Shareholder Return Vs Peer Group
The following charts show graphically the relationships over the past three years of the CAP Amounts for our PEOs and Other NEOs as compared to our cumulative total shareholder return (“TSR”), Peer Group TSR and net income, as well as the relationship between TSR and Peer Group TSR:
Compensation Actually Paid versus TSR and Peer Group TSR(1)

(1)	The peer group is Nasdaq Biotechnology Index.

Total Shareholder Return Amount			$ 80	201	333	213
Peer Group Total Shareholder Return Amount			115	111	125	126
Net Income (Loss)			(615,061,000)	$ 515,837,000	$ 528,584,000	$ (298,665,000)
PEO Name	Dr. Scangos	Dr. De Backer		Dr. Scangos	Dr. Scangos	Dr. Scangos
Dr. Scangos [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			338,200	$ 7,479,898	$ 20,682,838	$ 994,883
PEO Actually Paid Compensation Amount			(4,717,018)	3,498,740	15,032,868	34,542,658
Dr. De Backer [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			39,491,495	0	0	0
PEO Actually Paid Compensation Amount			18,206,997	$ 0	$ 0	$ 0
PEO | Dr. Scangos [Member] | Change in Pension Value and Above Market Non-Qualified Deferred Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Dr. Scangos [Member] | Pension Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Dr. Scangos [Member] | Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Dr. Scangos [Member] | Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Dr. Scangos [Member] | Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(4,520,340)
PEO | Dr. Scangos [Member] | Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Dr. Scangos [Member] | Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(534,878)
PEO | Dr. Scangos [Member] | Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Dr. Scangos [Member] | Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Dr. De Backer [Member] | Change in Pension Value and Above Market Non-Qualified Deferred Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Dr. De Backer [Member] | Pension Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Dr. De Backer [Member] | Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(35,023,955)
PEO | Dr. De Backer [Member] | Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			13,739,457
PEO | Dr. De Backer [Member] | Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Dr. De Backer [Member] | Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Dr. De Backer [Member] | Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Dr. De Backer [Member] | Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Dr. De Backer [Member] | Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Change in Pension Value and Above Market Non-Qualified Deferred Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(23,629)
Non-PEO NEO | Pension Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			23,629
Non-PEO NEO | Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,741,122)
Non-PEO NEO | Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			823,985
Non-PEO NEO | Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(678,798)
Non-PEO NEO | Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(67,578)
Non-PEO NEO | Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(662,969)
Non-PEO NEO | Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0